Accounts Payable and Accruals	12 Months Ended
Dec. 31, 2017
Accounts Payable and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUALS

NOTE 11 - ACCOUNTS PAYABLE AND ACCRUALS:

a.	Trade payables are denominated in the following currencies:

	December 31,
	2017	2016
	USD in thousands
NIS unlinked	123	108
USD	54	252
Euro	13	7
	190	367

b.	Other:

	December 31,
	2017	2016
	USD in thousands
Payroll and related expenses	180	150
Wages and fees of related parties and related expenses	72	90
Institutions	96	132
Provision for vacations and recreation	158	170
Advanced payments from customers	61	193
Accrued expenses	200	232
	767	967

Other payable balances (except for advances from customers) are denominated in the following currencies:

	As of December 31,
	2017	2016
	USD in thousands

NIS unlinked	461	469
USD	215	274
Euro	30	31
	706	774

The balances of the financial instruments included within the trade payables and other payables approximate their fair value as the effect of the discounting is immaterial.